Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
Income Tax Disclosure [Line Items]
Deferred tax asset for net operating loss	$ 9,095,000	$ 9,206,000
Unrecognized benefits	15,300,000	16,900,000
Unrecognized benefits, affect effective tax rate	6,000,000	6,100,000
Unrecognized benefits, interest and penalties	1,300,000	2,100,000
Unrecognized benefits, interest and penalties	11,700,000	10,400,000
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Deferred tax asset for net operating loss	7,800,000
Deferred tax assets subject to expire	5,700,000
Valuation allowances	5,700,000
Tax credit carryforwards	2,100,000
Tax credit expiration period	2021
State and Local Jurisdiction | Minimum
Income Tax Disclosure [Line Items]
Net operating losses subject to expiration year	2013
State and Local Jurisdiction | Maximum
Income Tax Disclosure [Line Items]
Net operating losses subject to expiration year	2025
PUERTO RICO
Income Tax Disclosure [Line Items]
Deferred tax asset for net operating loss	1,300,000
Valuation allowances	1,300,000
Amount of alternative minimum tax credits	1,600,000
Full valuation allowance	$ 1,600,000
PUERTO RICO | Minimum
Income Tax Disclosure [Line Items]
Net operating losses subject to expiration year	2020